Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Contractual Charter Revenues

Future minimum contractual charter revenues, gross of 1.25% address commission and 1.25% brokerage commissions to Maritime and of any other brokerage commissions to third parties, based on the vessels’ committed, non-cancelable, long-term time charter contracts as of December 31, 2022, are as follows:

Year ending December 31,	Amount
2023	$13,100
$13,100